BOGLE INVESTMENT MANAGEMENT
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	Number
	Of Shares	Value
Common Stocks—97.8%
Commercial Services—5.6%
Bandwidth, Inc., Class A*	2,200	$243,870
Clarivate PLC*	10,560	241,718
Etsy, Inc.*	2,200	178,156
Huron Consulting Group, Inc.*	9,500	439,470
Quotient Technology, Inc.*	45,232	314,815
Ritchie Bros Auctioneers, Inc.	10,651	460,869
Rubicon Project, Inc., (The)*	36,600	229,482
Stamps.com, Inc.*	1,900	376,485
TriNet Group, Inc.*	8,059	433,010
		2,917,875
Communications—1.2%
Telephone & Data Systems, Inc.	19,600	401,604
Vonage Holdings Corp.*	24,374	234,722
		636,326
Consumer Durables—1.8%
Nautilus, Inc.*	18,249	111,501
Spectrum Brands Holdings, Inc.	9,567	452,711
Vista Outdoor, Inc.*	36,173	351,240
		915,452
Consumer Non-Durables—4.8%
Central Garden & Pet Co., Class A*	20,332	696,574
Hain Celestial Group Inc., (The)*	12,900	406,092
John B Sanfilippo & Son, Inc.	4,600	399,924
Nomad Foods Ltd.*	22,342	473,204
USANA Health Sciences, Inc.*	6,051	512,641
		2,488,435
Consumer Services—1.3%
Meredith Corp.*	1,879	28,072
Planet Fitness, Inc., Class A*	3,200	206,816
ServiceMaster Global Holdings, Inc.*	7,900	259,910
WW International, Inc.*	7,300	174,470
		669,268
Distribution Services—1.4%
Core-Mark Holding Co., Inc.	14,310	400,394
Pool Corp.	1,100	295,922
		696,316
Electronic Technology—8.2%
Amkor Technology, Inc.*	46,965	496,890
Audiocodes Ltd.	9,200	337,180
Comtech Telecommunications Corp.	27,202	484,468
FLIR Systems, Inc.	5,200	240,240
Impinj, Inc.*	800	20,680
Inphi Corp.*	3,000	377,010
MagnaChip Semiconductor Corp.*	43,131	477,029
NeoPhotonics Corp.*	64,266	557,186
Silicon Motion Technology Corp., ADR	7,643	344,470
Sonos, Inc.*	49,314	535,550
Super Micro Computer, Inc.*	14,049	364,712
		4,235,415
Finance—19.4%
Aaron's, Inc.	11,256	415,459
AMERCO	800	258,000
Apollo Investment Corp.	19,700	198,970
Ares Management Corp., Class A	7,500	283,200
Argo Group International Holdings, Ltd.	10,800	331,452
Assurant, Inc.	3,300	338,514
Axis Capital Holdings Ltd.	4,700	176,438
Carlyle Group Inc., (The)	12,300	340,218
Cohen & Steers, Inc.	5,500	349,525
Employers Holdings, Inc.	11,300	337,757
Enstar Group Ltd.*	2,100	299,040
Focus Financial Partners, Inc., Class A*	11,715	326,146
Globe Life, Inc.	400	30,808
Green Dot Corp., Class A*	10,187	388,940
H&E Equipment Services, Inc.	2,400	41,136
Interactive Brokers Group, Inc., Class A	7,977	337,826
INTL FCStone, Inc.*	10,926	557,335
James River Group Holdings Ltd.	15,302	591,728
LPL Financial Holdings, Inc.	4,200	299,838
McGrath RentCorp	8,030	447,753
Mercury General Corp.	11,468	461,358
National General Holdings Corp.	9,800	198,940
New Mountain Finance Corp.	6,300	59,850
Newmark Group, Inc., Class A.	34,800	147,900
NMI Holdings, Inc., Class A*	20,955	321,973
On Deck Capital, Inc.*	93,582	69,990
PJT Partners, Inc., Class A	7,202	393,877
ProAssurance Corp.	20,507	282,997
Realogy Holdings Corp.*	27,600	167,256
Rent A Center, Inc.	10,923	278,100
SEI Investments Co.	5,595	303,361
TCG BDC, Inc.	18,200	162,162
Third Point Reinsurance Ltd.*	44,075	325,273
Virtus Investment Partners, Inc.	3,084	286,750
WillScot Corp.*	17,600	234,784
		10,044,654
Health Services—2.5%
Castle Biosciences, Inc.*	9,418	361,934
DaVita, Inc.*	6,275	508,024
Fulgent Genetics, Inc.*	8,546	148,871
Natera, Inc.*	6,000	263,100
		1,281,929
Health Technology—17.5%
Alkermes PLC*	8,844	144,688
Amarin Corp. PLC, ADR*	34,800	238,728
Amneal Pharmaceuticals, Inc.*	32,700	159,249
AnaptysBio, Inc.*	25,794	492,149
Arcturus Therapeutics Holdings, Inc.*	2,800	109,032
Assertio Holdings, Inc.*	64,775	63,907
Axogen, Inc.*	28,200	273,540
Bio-Techne Corp.	1,100	291,280
Bruker Corp.	7,300	315,944
China Biologic Products Holdings, Inc.*	5,052	559,610
Compugen Ltd.*	15,800	243,162
Dr Reddy's Laboratories Ltd., ADR	3,900	208,416
Emergent BioSolutions, Inc.*	3,100	258,819
Envista Holdings Corp.*	12,400	262,136
Exelixis, Inc.*	9,800	242,158
Fluidigm Corp.*	46,362	202,138
GenMark Diagnostics, Inc.*	16,400	155,636
Lantheus Holdings, Inc.*	33,790	463,937
Meridian Bioscience, Inc.*	25,958	401,311
Mersana Therapeutics, Inc.*	12,200	276,208
Natus Medical, Inc.*	13,726	293,736
OraSure Technologies, Inc.*	13,635	198,253
Orthofix Medical, Inc.*	15,604	531,784
Pfenex, Inc.*	31,219	228,211
Puma Biotechnology, Inc.*	14,200	144,982
Quidel Corp.*	1,784	312,200
Retrophin, Inc.*	14,537	228,013
Sage Therapeutics, Inc.*	5,100	182,172
Vanda Pharmaceuticals, Inc.*	39,629	464,452
Vapotherm, Inc.*	8,526	227,047
Varex Imaging Corp.*	17,801	333,947
Xencor, Inc.*	6,600	199,650
Zymeworks, Inc.*	8,133	310,030
		9,016,525
Industrial Services—0.6%
Plains GP Holdings LP, Class A*	15,300	152,847
Tutor Perini Corp.*	13,500	141,750
		294,597
Non-Energy Minerals—2.9%
Boise Cascade Co.	15,780	536,993
JELD-WEN Holding, Inc.*	12,911	175,977
SSR Mining, Inc.*	10,700	205,761
UFP Industries, Inc.	12,191	557,495
		1,476,226
Process Industries—4.8%
Clearwater Paper Corp.*	6,800	196,996
Graphic Packaging Holding Co.	29,902	432,682
Kraton Corp.*	16,240	247,660
NewMarket Corp.	800	348,904
Scotts Miracle-Gro Co., (The)	3,453	492,294
Silgan Holdings, Inc.	12,943	432,814
Stepan Co.	3,367	327,138
		2,478,488
Producer Manufacturing—6.4%
ACCO Brands Corp.	43,300	268,027
ACM Research, Inc., Class A*	2,600	155,454
American Woodmark Corp.*	3,800	238,488
BMC Stock Holdings, Inc.*	13,400	350,678
Builders FirstSource, Inc.*	9,800	203,938
Fortune Brands Home & Security, Inc.	3,900	237,744
Lumentum Holdings, Inc.*	4,100	300,612
Navistar International Corp.*	17,953	451,338
Reynolds Consumer Products, Inc.	6,089	203,312
Simpson Manufacturing Co., Inc.	4,500	360,270
SolarEdge Technologies, Inc.*	2,100	297,990
TopBuild Corp.*	2,000	229,380
		3,297,231
Retail Trade—4.2%
BJ's Wholesale Club Holdings, Inc.*	12,010	432,360
Casey's General Stores, Inc.	2,300	367,379
Murphy USA, Inc.*	5,030	583,983
Sprouts Farmers Market, Inc.*	15,181	381,499
Vipshop Holdings Ltd., ADR*	23,225	402,721
		2,167,942
Technology Services—10.7%
Blucora, Inc.*	23,944	290,920
Boingo Wireless, Inc.*	15,332	210,048
Box, Inc., Class A*	15,073	301,158
Cornerstone OnDemand, Inc.*	9,000	347,850
Digital Turbine, Inc.*	62,076	398,528
Dropbox, Inc., Class A*	11,400	257,298
Eventbrite, Inc., Class A*	27,100	233,602
EverQuote, Inc., Class A*	3,500	188,720
Five9, Inc.*	2,400	250,080
Glu Mobile, Inc.*	33,367	333,003
Limelight Networks, Inc.*	41,676	205,879
Momo, Inc., SP ADR	15,700	304,580
National Instruments Corp.	6,900	267,168
NETGEAR, Inc.*	12,941	332,972
Sohu.com Ltd., ADR*	49,570	332,119
Synaptics, Inc.*	7,894	503,006
Upwork, Inc.*	29,136	362,452
Zuora, Inc., Class A*	35,100	421,551
		5,540,934
Transportation—2.2%
Hub Group, Inc., Class A*	7,103	332,207
International Seaways, Inc.	9,728	220,631
Providence Service Corp., (The)*	5,498	442,589
Teekay Tankers Ltd., Class A	9,300	161,634
		1,157,061
Utilities—2.3%
MDU Resources Group, Inc.	15,662	340,805
NRG Energy, Inc.	7,400	266,770
Pampa Energia SA, SP ADR	831	8,609
TransAlta Corp.	50,455	294,657
Vistra Energy Corp.	14,500	296,380
		1,207,221
TOTAL COMMON STOCKS
(Cost $47,398,268)		50,521,895
SHORT-TERM INVESTMENTS—1.8%
U.S. Bank Money Market Deposit Account, 0.13%(a)		917,054
TOTAL SHORT-TERM INVESTMENTS
(Cost $917,054)		917,054
TOTAL INVESTMENTS—99.6%
(Cost $48,315,322)		51,438,949
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%		229,268
NET ASSETS—100.0%		$51,668,217

* Non-income producing security.
(a) - The rate shown is as of May 31, 2020.
ADR - American Depositary Receipt
PLC - Public Limited Company
SP ADR - Sponsored American Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT
SMALL CAP GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2020, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$50,521,895	$50,521,895	$-	$-
Short-Term Investments	917,054	917,054	-	-
Total Investments*	$51,438,949	$51,438,949	$-	$-

* Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.